EMPLOYEES INCLUDING OFFICERS, EXECUTIVE AND NON-EXECUTIVE DIRECTORS (Tables)	12 Months Ended
Mar. 31, 2024
Employees Including Officers Executive And Non-executive Directors
DISCLOSURE OF EMPLOYEES COST AND NUMBER OF EMPLOYEES EXPLANATORY

	Year ended March 31,
	2024 $	2023 $	2022 $
Group
Staff costs comprised:
Directors’ salaries	2,039,447	1,204,285	707,385
Wages and salaries	612,076	548,328	323,186
Social security costs	11,386	151,967	84,449
Recruitment costs	-	13,750	14,259
	2,662,909	1,918,330	1,129,279
The average monthly number of employees, including directors, employed by the group during the years ending March 31, 2024, March 31, 2023, and March 31, 2022 were:
Research and Development	2	2	2
Corporate and administration	5	6	5
	7	8	7